SHAREHOLDERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Common Shares Authorized for Issuance.
Veren has an unlimited number of common shares authorized for issuance.

	2024		2023
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	619,929,490	17,324.6	550,888,983	16,675.8
Issued on capital acquisition	—	—	53,202,339	493.0
Issued for cash	—	—	48,550,000	500.1
Issued on redemption of restricted shares	733,252	5.6	1,436,017	4.9
Issued on exercise of stock options	1,583,385	3.3	464,051	0.7
Common shares repurchased for cancellation	(10,429,500)	(101.1)	(34,611,900)	(349.9)
Common shares, end of year	611,816,627	17,232.4	619,929,490	17,324.6
Cumulative share issue costs, net of tax	—	(272.7)	—	(271.9)
Total shareholders’ capital, end of year	611,816,627	16,959.7	619,929,490	17,052.7